Revenue from Operations (Tables)	12 Months Ended
Mar. 31, 2025
Revenue [abstract]
Summary of Revenue

Revenues for fiscal 2025, 2024, and 2023 are as follows:

(Dollars in millions)
	Year ended March 31,
	2025	2024	2023
Revenue from software services	18,379	17,549	17,072
Revenue from products and platforms	898	1,013	1,140
Total Revenue from Operations	19,277	18,562	18,212

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top five customers and top ten customers:

	(In %)
	Year ended March 31,
	2025	2024	2023
Revenue from top five customers	13.2	13.3	12.7
Revenue from top ten customers	20.5	20.0	20.2

Year ended March 31, 2025, March 31, 2024 and March 31, 2023
			(Dollars in millions)
Particulars	Year ended
	2025	2024	2023
Revenues by Geography*
North America	11,166	11,163	11,262
Europe	5,745	5,105	4,670
India	593	469	478
Rest of the world	1,773	1,825	1,802
Total	19,277	18,562	18,212

*Geographical revenues are based on the domicile of customer

Summary of Unbilled Revenue

		(Dollars in millions)
	As of
	March 31, 2025	March 31, 2024
Unbilled financial asset (1)	1,195	1,151
Unbilled non-financial asset (2)	569	593
	1,764	1,744

(1)
Right to consideration is unconditional and is due only after a passage of time.
(2)
Right to consideration is dependent on completion of contractual milestones.